Fair Value Measurements (Financial Assets Measured at Fair Value on Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	$ 675,109
Residential MBSs [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	57,210
Fair value measurements, recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	675,109	613,459
Fair value measurements, recurring [Member] | U.S. Government agency securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	33,761	22,558
Fair value measurements, recurring [Member] | Residential MBSs [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	57,210	21,412
Fair value measurements, recurring [Member] | Corporate debt securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale		18,320
Fair value measurements, recurring [Member] | Municipal securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	27,271
Fair value measurements, recurring [Member] | Quoted Prices in Active Markets for Identical Assets, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	0	0
Fair value measurements, recurring [Member] | Quoted Prices in Active Markets for Identical Assets, Level 1 [Member] | U.S. Government agency securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	0	0
Fair value measurements, recurring [Member] | Quoted Prices in Active Markets for Identical Assets, Level 1 [Member] | Residential MBSs [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	0	0
Fair value measurements, recurring [Member] | Quoted Prices in Active Markets for Identical Assets, Level 1 [Member] | Corporate debt securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale		0
Fair value measurements, recurring [Member] | Quoted Prices in Active Markets for Identical Assets, Level 1 [Member] | Municipal securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	0
Fair value measurements, recurring [Member] | Significant Other Observable Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	675,109	613,459
Fair value measurements, recurring [Member] | Significant Other Observable Inputs, Level 2 [Member] | U.S. Government agency securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	33,761	22,558
Fair value measurements, recurring [Member] | Significant Other Observable Inputs, Level 2 [Member] | Residential MBSs [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	57,210	21,412
Fair value measurements, recurring [Member] | Significant Other Observable Inputs, Level 2 [Member] | Corporate debt securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale		18,320
Fair value measurements, recurring [Member] | Significant Other Observable Inputs, Level 2 [Member] | Municipal securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	27,271
Fair value measurements, recurring [Member] | Significant Unobservable Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	0	0
Fair value measurements, recurring [Member] | Significant Unobservable Inputs, Level 3 [Member] | U.S. Government agency securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	0	0
Fair value measurements, recurring [Member] | Significant Unobservable Inputs, Level 3 [Member] | Residential MBSs [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	0	0
Fair value measurements, recurring [Member] | Significant Unobservable Inputs, Level 3 [Member] | Corporate debt securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale		0
Fair value measurements, recurring [Member] | Significant Unobservable Inputs, Level 3 [Member] | Municipal securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	0
Agency Securities [Member] | Fair value measurements, recurring [Member] | Collateralized Mortgage Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	556,867	528,163
Agency Securities [Member] | Fair value measurements, recurring [Member] | Quoted Prices in Active Markets for Identical Assets, Level 1 [Member] | Collateralized Mortgage Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	0	0
Agency Securities [Member] | Fair value measurements, recurring [Member] | Significant Other Observable Inputs, Level 2 [Member] | Collateralized Mortgage Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	556,867	528,163
Agency Securities [Member] | Fair value measurements, recurring [Member] | Significant Unobservable Inputs, Level 3 [Member] | Collateralized Mortgage Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale	0	0
Private-Label Securities [Member] | Fair value measurements, recurring [Member] | Collateralized Mortgage Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale		23,006
Private-Label Securities [Member] | Fair value measurements, recurring [Member] | Quoted Prices in Active Markets for Identical Assets, Level 1 [Member] | Collateralized Mortgage Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale		0
Private-Label Securities [Member] | Fair value measurements, recurring [Member] | Significant Other Observable Inputs, Level 2 [Member] | Collateralized Mortgage Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale		23,006
Private-Label Securities [Member] | Fair value measurements, recurring [Member] | Significant Unobservable Inputs, Level 3 [Member] | Collateralized Mortgage Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Securities available for sale		$ 0